Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - Accumulated Earnings [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock dividends per share	$ 0.42	$ 0.32	$ 0.25
Preferred stock dividends per share	$ 65.00	$ 65.00	$ 65.00